As filed with the Securities and Exchange Commission on March 2, 2001 Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 12                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                      Jane A. Kanter, Esq.
  Pacific Life Insurance Company             Dechert Price & Rhoads
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _______________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-88458, Accession No. 0001017062-00-002578,
filed on December 28, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-88458, Accession No. 0001017062-00-002578,
filed on December 28, 2000, and incorporated by reference herein.)

                  Supplement Dated May 01, 2001 to Prospectus
             Dated May 1, 2000 as supplemented on January 2, 2001
                 for Pacific One, a variable annuity contract
                   issued by Pacific Life Insurance Company


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC ONE ("The Death Benefit") section on page 5 of the Prospectus is amended as follows:

Guaranteed Earnings Enhancement (GEE) Rider (Optional)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under Contract Expenses on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (calculated
as a percentage of Contract Value) /6/                  0.25%

/6/ If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under Examples on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

 . the Contract Value starts at $80,000;
 . the Investment Options have an annual return of 5%;
 . the Annual Fee is deducted even when the Contract Value goes over $100,000 and a waiver would normally apply.

without any Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR) or the Guaranteed Earnings Enhancement (GEE) Rider.

with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GEE Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with GEE Rider reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional EGMDBR.

with EGMDBR and GEE Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

------------------------------------------------------------------------
Variable Account                                1 yr   3 yr  5 yr  10 yr
------------------------------------------------------------------------
Blue Chip
without any Rider                                25     77   131   279
with EGMDBR: (0-65)                              26     80   136   289
with EGMDBR: (66-75)                             28     86   146   308
with GEE Rider                                   27     84   143   303
with EGMDBR: (0-65) and GEE Rider                28     87   148   313
with EGMDBR: (66-75) and GEE Rider               30     93   158   332
------------------------------------------------------------------------
Aggressive Growth
without any Rider                                25     78   133   283
with EGMDBR: (0-65)                              26     81   138   293
with EGMDBR: (66-75)                             28     87   148   313
with GEE Rider                                   28     86   146   308
with EGMDBR: (0-65) and GEE Rider                29     89   151   318
with EGMDBR: (66-75) and GEE Rider               31     95   161   337
------------------------------------------------------------------------
Aggressive Equity
without any Rider                                23     71   122   261
with EGMDBR: (0-65)                              24     74   127   272
with EGMDBR: (66-75)                             26     81   137   292
with GEE Rider                                   26     79   135   287
with EGMDBR: (0-65) and GEE Rider                27     82   140   297
with EGMDBR: (66-75) and GEE Rider               29     88   150   316
------------------------------------------------------------------------
Emerging Markets
without any Rider                                28     85   145   306
with EGMDBR: (0-65)                              29     88   150   316
with EGMDBR: (66-75)                             31     94   160   335
with GEE Rider                                   30     92   157   330
with EGMDBR: (0-65) and GEE Rider                31     95   162   340
with EGMDBR: (66-75) and GEE Rider               33    101   172   358
------------------------------------------------------------------------
Diversified Research
without any Rider                                25     76   130   277
with EGMDBR: (0-65)                              26     79   135   287
with EGMDBR: (66-75)                             28     85   145   306
with GEE Rider                                   27     84   142   301
with EGMDBR: (0-65) and GEE Rider                28     87   147   311
with EGMDBR: (66-75) and GEE Rider               30     93   157   331
------------------------------------------------------------------------
Small-Cap Equity
without any Rider                                22     67   115   246
with EGMDBR: (0-65)                              23     70   120   256
with EGMDBR: (66-75)                             25     76   130   277
with GEE Rider                                   24     75   127   272
with EGMDBR: (0-65) and GEE Rider                25     78   132   282
with EGMDBR: (66-75) and GEE Rider               27     84   143   302
------------------------------------------------------------------------
International Large Cap
without any Rider                                27     82   139   295
with EGMDBR: (0-65)                              28     85   144   305
with EGMDBR: (66-75)                             30     91   154   325
with GEE Rider                                   29     89   152   320
with EGMDBR: (0-65) and GEE Rider                30     92   157   329
with EGMDBR: (66-75) and GEE Rider               32     98   167   348
------------------------------------------------------------------------
Equity
without any Rider                                22     67   115   246
with EGMDBR: (0-65)                              23     70   120   256
with EGMDBR: (66-75)                             25     76   130   277
with GEE Rider                                   24     75   127   272
with EGMDBR: (0-65) and GEE Rider                25     78   132   282
with EGMDBR: (66-75) and GEE Rider               27     84   143   302
------------------------------------------------------------------------

-------------------------------------------------------------------------
Variable Account                                1 yr   3 yr  5 yr  10 yr
-------------------------------------------------------------------------
I-Net Tollkeeper
without any Rider                                31     94   160   335
with EGMDBR: (0-65)                              32     97   165   345
with EGMDBR: (66-75)                             34    103   175   363
with GEE Rider                                   33    102   172   359
with EGMDBR: (0-65) and GEE Rider                34    105   177   368
with EGMDBR: (66-75) and GEE Rider               36    110   187   386
-------------------------------------------------------------------------
Financial Services
without any Rider                                27     82   140   297
with EGMDBR: (0-65)                              28     85   145   307
with EGMDBR: (66-75)                             30     91   155   326
with GEE Rider                                   29     90   153   322
with EGMDBR: (0-65) and GEE Rider                30     93   158   331
with EGMDBR: (66-75) and GEE Rider               32     99   168   350
-------------------------------------------------------------------------
Health Sciences
without any Rider                                27     82   140   297
with EGMDBR: (0-65)                              28     85   145   307
with EGMDBR: (66-75)                             30     91   155   326
with GEE Rider                                   29     90   153   322
with EGMDBR: (0-65) and GEE Rider                30     93   158   331
with EGMDBR: (66-75) and GEE Rider               32     99   168   350
-------------------------------------------------------------------------
Technology
without any Rider                                27     82   139   295
with EGMDBR: (0-65)                              28     85   144   305
with EGMDBR: (66-75)                             30     91   154   325
with GEE Rider                                   29     89   152   320
with EGMDBR: (0-65) and GEE Rider                30     92   157   329
with EGMDBR: (66-75) and GEE Rider               32     98   167   348
-------------------------------------------------------------------------
Telecommunications
without any Rider                                27     82   139   295
with EGMDBR: (0-65)                              28     85   144   305
with EGMDBR: (66-75)                             30     91   154   325
with GEE Rider                                   29     89   152   320
with EGMDBR: (0-65) and GEE Rider                30     92   157   329
with EGMDBR: (66-75) and GEE Rider               32     98   167   348
-------------------------------------------------------------------------
Multi-Strategy
without any Rider                                22     67   115   246
with EGMDBR: (0-65)                              23     70   120   256
with EGMDBR: (66-75)                             25     76   130   277
with GEE Rider                                   24     75   127   272
with EGMDBR: (0-65) and GEE Rider                25     78   132   282
with EGMDBR: (66-75) and GEE Rider               27     84   143   302
-------------------------------------------------------------------------
Equity Income
without any Rider                                22     67   115   246
with EGMDBR: (0-65)                              23     70   120   256
with EGMDBR: (66-75)                             25     76   130   277
with GEE Rider                                   24     75   127   272
with EGMDBR: (0-65) and GEE Rider                25     78   132   282
with EGMDBR: (66-75) and GEE Rider               27     84   143   302
-------------------------------------------------------------------------
Strategic Value
without any Rider                                25     78   133   282
with EGMDBR: (0-65)                              26     81   138   292
with EGMDBR: (66-75)                             28     87   148   312
with GEE Rider                                   28     85   145   307
with EGMDBR: (0-65) and GEE Rider                29     88   150   317
with EGMDBR: (66-75) and GEE Rider               31     94   160   336
-------------------------------------------------------------------------
Growth LT
without any Rider                                23     70   120   256
with EGMDBR: (0-65)                              24     73   125   267
with EGMDBR: (66-75)                             26     79   135   287
with GEE Rider                                   25     78   132   282
with EGMDBR: (0-65) and GEE Rider                26     81   137   292
with EGMDBR: (66-75) and GEE Rider               28     87   148   312
-------------------------------------------------------------------------
Focused 30
without any Rider                                25     78   133   282
with EGMDBR: (0-65)                              26     81   138   292
with EGMDBR: (66-75)                             28     87   148   312
with GEE Rider                                   28     85   145   307
with EGMDBR: (0-65) and GEE Rider                29     88   150   317
with EGMDBR: (66-75) and GEE Rider               31     94   160   336
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Variable Account                                1 yr   3 yr  5 yr  10 yr
-------------------------------------------------------------------------
Mid-Cap Value
without any Rider                                24     73   125   266
with EGMDBR: (0-65)                              25     76   130   277
with EGMDBR: (66-75)                             27     82   140   297
with GEE Rider                                   26     81   137   292
with EGMDBR: (0-65) and GEE Rider                27     84   142   302
with EGMDBR: (66-75) and GEE Rider               29     90   152   321
-------------------------------------------------------------------------
International Value
without any Rider                                24     75   128   274
with EGMDBR: (0-65)                              25     78   133   284
with EGMDBR: (66-75)                             27     84   143   303
with GEE Rider                                   27     83   141   299
with EGMDBR: (0-65) and GEE Rider                28     86   146   308
with EGMDBR: (66-75) and GEE Rider               30     92   156   328
-------------------------------------------------------------------------
Capital Opportunities
without any Rider                                23     72   123   263
with EGMDBR: (0-65)                              24     75   128   274
with EGMDBR: (66-75)                             26     81   138   294
with GEE Rider                                   26     80   136   289
with EGMDBR: (0-65) and GEE Rider                27     83   141   299
with EGMDBR: (66-75) and GEE Rider               29     89   151   318
-------------------------------------------------------------------------
Mid-Cap Growth
without any Rider                                24     75   128   274
with EGMDBR: (0-65)                              25     78   133   284
with EGMDBR: (66-75)                             27     84   143   303
with GEE Rider                                   27     83   141   299
with EGMDBR: (0-65) and GEE Rider                28     86   146   308
with EGMDBR: (66-75) and GEE Rider               30     92   156   328
-------------------------------------------------------------------------
Global Growth
without any Rider                                28     85   145   306
with EGMDBR: (0-65)                              29     88   150   316
with EGMDBR: (66-75)                             31     94   160   335
with GEE Rider                                   30     92   157   330
with EGMDBR: (0-65) and GEE Rider                31     95   162   340
with EGMDBR: (66-75) and GEE Rider               33    101   172   358
-------------------------------------------------------------------------
Equity Index
without any Rider                                18     54    94   203
with EGMDBR: (0-65)                              19     57    99   214
with EGMDBR: (66-75)                             21     64   109   235
with GEE Rider                                   20     62   107   230
with EGMDBR: (0-65) and GEE Rider                21     65   112   240
with EGMDBR: (66-75) and GEE Rider               23     71   122   261
-------------------------------------------------------------------------
Small-Cap Index
without any Rider                                21     64   110   237
with EGMDBR: (0-65)                              22     67   115   247
with EGMDBR: (66-75)                             24     73   125   268
with GEE Rider                                   23     72   123   263
with EGMDBR: (0-65) and GEE Rider                24     75   128   273
with EGMDBR: (66-75) and GEE Rider               26     81   138   293
-------------------------------------------------------------------------
REIT
without any Rider                                26     81   138   292
with EGMDBR: (0-65)                              27     84   143   302
with EGMDBR: (66-75)                             29     90   153   322
with GEE Rider                                   29     88   150   317
with EGMDBR: (0-65) and GEE Rider                30     91   155   327
with EGMDBR: (66-75) and GEE Rider               32     97   165   346
-------------------------------------------------------------------------
[Government Securities]
without any Rider                                21     65   111   239
with EGMDBR: (0-65)                              22     68   116   249
with EGMDBR: (66-75)                             24     74   126   270
with GEE Rider                                   24     72   124   265
with EGMDBR: (0-65) and GEE Rider                25     75   129   275
with EGMDBR: (66-75) and GEE Rider               27     82   139   295
-------------------------------------------------------------------------

-----------------------------------------------------------------------
Variable Account                              1 yr  3 yr   5 yr  10 yr
-----------------------------------------------------------------------
Managed Bond
without any Rider                              21    65    112   241
with EGMDBR: (0-65)                            22    68    117   251
with EGMDBR: (66-75)                           24    75    127   272
with GEE Rider                                 24    73    125   267
with EGMDBR: (0-65) and GEE Rider              25    76    130   277
with EGMDBR: (66-75) and GEE Rider             27    82    140   297
-----------------------------------------------------------------------
Money Market
without any Rider                              18    57     98   213
with EGMDBR: (0-65)                            19    60    103   223
with EGMDBR: (66-75)                           22    66    114   244
with GEE Rider                                 21    65    111   239
with EGMDBR: (0-65) and GEE Rider              22    68    116   250
with EGMDBR: (66-75) and GEE Rider             24    74    127   270
-----------------------------------------------------------------------
High Yield Bond
without any Rider                              21    65    112   240
with EGMDBR: (0-65)                            22    68    117   250
with EGMDBR: (66-75)                           24    74    127   271
with GEE Rider                                 24    73    124   266
with EGMDBR: (0-65) and GEE Rider              25    76    129   276
with EGMDBR: (66-75) and GEE Rider             27    82    140   296
-----------------------------------------------------------------------
Large-Cap Value
without any Rider                              24    73    125   268
with EGMDBR: (0-65)                            25    76    130   278
with EGMDBR: (66-75)                           27    82    140   298
with GEE Rider                                 26    81    138   293
with EGMDBR: (0-65) and GEE Rider              27    84    143   303
with EGMDBR: (66-75) and GEE Rider             29    90    153   322
-----------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Earnings Enhancement (GEE) Charge (Optional Rider)

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge ("GEE Charge") for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.


Any portion of the GEE Charge we deduct from a Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Earnings Enhancement (GEE) Rider (Optional)

You may purchase the GEE Rider (subject to state availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the GEE Rider on any Contract Anniversary through December 31, 2002. If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;

(b)  the date a death benefit becomes payable under the Contract;

(c) the date the Contract is terminated in accordance with the provisions of the Contract; or

(d)  the Annuity Date

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Death Benefits:

Optional Guaranteed Earnings Enhancement (GEE) Rider

If you purchase the GEE Rider, (subject to state availability), a Guaranteed Earnings Enhancement amount ("GEE Amount") is added to your Contract as follows:

GEE Amount - The GEE Amount is calculated as follows:

  (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a) 40% of Earnings; or

      (b) 40% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

  (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a) 25% of Earnings; or

      (b) 25% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

   (1) Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

(2) Remaining Purchase Payments is defined as (a) or (b) below:

       (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

           (1) the Initial Purchase Payment; plus
           (2) any additional Purchase Payments added; minus
           (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

           Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

       (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

           (1) the Contract Value on the Effective Date; plus
           (2) any additional Purchase Payments added since the Effective Date of the Rider; minus
           (3) the amount that each withdrawal taken after the Effective Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

           Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

Form No. POGEE0301

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

Form No. POGEE0301

       Supplement Dated May 01, 2001 to Prospectus Dated [April 2, 2001]
              for Pacific One Select, a variable annuity contract
                   issued by Pacific Life Insurance Company


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC ONE SELECT ("The Death Benefit") section on page 5 of the Prospectus is amended as follows:

Guaranteed Earnings Enhancement (GEE) Rider (Optional)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under Contract Expenses on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (calculated
as a percentage of Contract Value) /6/         0.25%

/6/ If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under Examples on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

 . the Contract Value starts at $80,000;
 . the Investment Options have an annual return of 5%;

without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR), or Premier Death Benefit Rider
(PDBR), or the Guaranteed Earnings Enhancement (GEE) Rider.

with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, but not the PDBR or GEE Rider.

with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the SDBR or GEE Rider.

with GEE Rider reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional SDBR or PDBR riders.

with SDBR and GEE Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

with PDBR and GEE Rider reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

------------------------------------------------------------
Variable Account                    1 yr  3 yr  5 yr   10 yr
------------------------------------------------------------
Blue Chip
without any Rider                    27    83   141    299
with SDBR                            29    89   151    318
with PDBR                            30    93   158    333
with GEE Rider                       29    90   153    323
with SDBR and GEE Rider              31    96   163    342
with PDBR and GEE Rider              33   101   171    356
------------------------------------------------------------
Aggressive Growth
without any Rider                    27    84   143    304
with SDBR                            29    90   153    323
with PDBR                            31    95   161    337
with GEE Rider                       30    92   156    328
with SDBR and GEE Rider              32    98   166    347
with PDBR and GEE Rider              33   102   173    361
------------------------------------------------------------
Aggressive Equity
without any Rider                    25    77   132    282
with SDBR                            27    84   142    302
with PDBR                            29    88   150    317
with GEE Rider                       28    85   145    307
with SDBR and GEE Rider              30    91   155    326
with PDBR and GEE Rider              31    96   162    340
------------------------------------------------------------
Emerging Markets
without any Rider                    30    91   155    326
with SDBR                            32    97   164    344
with PDBR                            33   101   172    358
with GEE Rider                       32    98   167    349
with SDBR and GEE Rider              34   104   177    368
with PDBR and GEE Rider              36   109   184    381
------------------------------------------------------------
Diversified Research
without any Rider                    27    82   140    297
with SDBR                            29    88   150    316
with PDBR                            30    93   157    331
with GEE Rider                       29    90   152    321
with SDBR and GEE Rider              31    96   162    340
with PDBR and GEE Rider              33   100   170    354
------------------------------------------------------------
Small-Cap Equity
without any Rider                    24    73   125    267
with SDBR                            26    79   135    287
with PDBR                            27    84   143    302
with GEE Rider                       26    81   138    292
with SDBR and GEE Rider              28    87   148    312
with PDBR and GEE Rider              30    91   155    326
------------------------------------------------------------

------------------------------------------------------------
Variable Account                    1 yr  3 yr  5 yr   10 yr
------------------------------------------------------------
International Large Cap
without any Rider                    29    88   149    315
with SDBR                            31    94   159    334
with PDBR                            32    98   166    348
with GEE Rider                       31    95   162    339
with SDBR and GEE Rider              33   101   171    358
with PDBR and GEE Rider              35   106   179    371
------------------------------------------------------------
Equity
without any Rider                    24    73   125    267
with SDBR                            26    79   135    287
with PDBR                            27    84   143    302
with GEE Rider                       26    81   138    292
with SDBR and GEE Rider              28    87   148    312
with PDBR and GEE Rider              30    91   155    326
------------------------------------------------------------
I-Net Tollkeeper
without any Rider                    33   100   170    354
with SDBR                            35   106   179    373
with PDBR                            36   110   187    386
with GEE Rider                       35   107   182    377
with SDBR and GEE Rider              37   113   191    395
with PDBR and GEE Rider              39   118   198    408
------------------------------------------------------------
Financial Services
without any Rider                    29    88   150    317
with SDBR                            31    94   160    336
with PDBR                            32    99   167    350
with GEE Rider                       31    96   163    341
with SDBR and GEE Rider              33   102   172    359
with PDBR and GEE Rider              35   106   180    373
------------------------------------------------------------
Health Sciences
without any Rider                    29    88   150    317
with SDBR                            31    94   160    336
with PDBR                            32    99   167    350
with GEE Rider                       31    96   163    341
with SDBR and GEE Rider              33   102   172    359
with PDBR and GEE Rider              35   106   180    373
------------------------------------------------------------
Technology
without any Rider                    29    88   149    315
with SDBR                            31    94   159    334
with PDBR                            32    98   166    348
with GEE Rider                       31    95   162    339
with SDBR and GEE Rider              33   101   171    358
with PDBR and GEE Rider              35   106   179    371
------------------------------------------------------------
Telecommunications
without any Rider                    29    88   149    315
with SDBR                            31    94   159    334
with PDBR                            32    98   166    348
with GEE Rider                       31    95   162    339
with SDBR and GEE Rider              33   101   171    358
with PDBR and GEE Rider              35   106   179    371
------------------------------------------------------------
Multi-Strategy
without any Rider                    24    73   125    267
with SDBR                            26    79   135    287
with PDBR                            27    84   143    302
with GEE Rider                       26    81   138    292
with SDBR and GEE Rider              28    87   148    312
with PDBR and GEE Rider              30    91   155    326
------------------------------------------------------------

------------------------------------------------------------
Variable Account                    1 yr  3 yr  5 yr   10 yr
------------------------------------------------------------
Equity Income
without any Rider                    24    73   125    267
with SDBR                            26    79   135    287
with PDBR                            27    84   143    302
with GEE Rider                       26    81   138    292
with SDBR and GEE Rider              28    87   148    312
with PDBR and GEE Rider              30    91   155    326
-----------------------------------------------------------
Strategic Value
without any Rider                    27    84   143    303
with SDBR                            29    90   153    322
with PDBR                            31    94   160    336
with GEE Rider                       30    91   155    327
with SDBR and GEE Rider              32    97   165    346
with PDBR and GEE Rider              33   102   172    360
-----------------------------------------------------------
Growth LT
without any Rider                    25    76   130    277
with SDBR                            27    82   140    297
with PDBR                            28    87   147    312
with GEE Rider                       27    84   142    302
with SDBR and GEE Rider              29    90   152    321
with PDBR and GEE Rider              31    94   160    336
-----------------------------------------------------------
Focused 30
without any Rider                    27    84   143    303
with SDBR                            29    90   153    322
with PDBR                            31    94   160    336
with GEE Rider                       30    91   155    327
with SDBR and GEE Rider              32    97   165    346
with PDBR and GEE Rider              33   102   172    360
-----------------------------------------------------------
Mid-Cap Value
without any Rider                    26    79   135    287
with SDBR                            28    85   145    307
with PDBR                            29    90   152    321
with GEE Rider                       28    87   147    312
with SDBR and GEE Rider              30    93   157    331
with PDBR and GEE Rider              32    97   165    345
-----------------------------------------------------------
International Value
without any Rider                    26    81   138    294
with SDBR                            28    87   148    313
with PDBR                            30    92   156    328
with GEE Rider                       29    89   151    318
with SDBR and GEE Rider              31    95   161    337
with PDBR and GEE Rider              32    99   168    352
-----------------------------------------------------------
Capital Opportunities
without any Rider                    25    78   133    284
with SDBR                            27    84   143    304
with PDBR                            29    89   151    318
with GEE Rider                       28    86   146    309
with SDBR and GEE Rider              30    92   156    328
with PDBR and GEE Rider              31    96   163    342
-----------------------------------------------------------

------------------------------------------------------------
Variable Account                    1 yr  3 yr  5 yr   10 yr
------------------------------------------------------------
Mid-Cap Growth
without any Rider                    26    81   138    294
with SDBR                            28    87   148    313
with PDBR                            30    92   156    328
with GEE Rider                       29    89   151    318
with SDBR and GEE Rider              31    95   161    337
with PDBR and GEE Rider              32    99   168    352
------------------------------------------------------------
Global Growth
without any Rider                    30    91   155    326
with SDBR                            32    97   164    344
with PDBR                            33   101   172    358
with GEE Rider                       32    98   167    349
with SDBR and GEE Rider              34   104   177    368
with PDBR and GEE Rider              36   109   184    381
------------------------------------------------------------
Equity Index
without any Rider                    20    61   104    225
with SDBR                            22    67   114    246
with PDBR                            23    71   122    261
with GEE Rider                       22    68   117    251
with SDBR and GEE Rider              24    74   127    272
with PDBR and GEE Rider              26    79   135    287
------------------------------------------------------------
Small-Cap Index
without any Rider                    23    70   120    258
with SDBR                            25    76   131    278
with PDBR                            26    81   138    293
with GEE Rider                       25    78   133    283
with SDBR and GEE Rider              27    84   143    303
with PDBR and GEE Rider              29    88   151    318
------------------------------------------------------------
REIT
without any Rider                    28    87   148    312
with SDBR                            30    93   158    331
with PDBR                            32    97   165    346
with GEE Rider                       31    94   160    336
with SDBR and GEE Rider              33   100   170    355
with PDBR and GEE Rider              34   105   177    369
------------------------------------------------------------
[Government Securities]
without any Rider                    23    71   121    260
with SDBR                            25    77   132    280
with PDBR                            27    82   139    295
with GEE Rider                       26    78   134    285
with SDBR and GEE Rider              28    85   144    305
with PDBR and GEE Rider              29    89   152    320
------------------------------------------------------------
Managed Bond
without any Rider                    23    71   122    262
with SDBR                            25    78   133    282
with PDBR                            27    82   140    297
with GEE Rider                       26    79   135    287
with SDBR and GEE Rider              28    85   145    307
with PDBR and GEE Rider              29    90   153    322
------------------------------------------------------------
Money Market
without any Rider                    20    63   109    234
with SDBR                            23    69   119    255
with PDBR                            24    74   127    271
with GEE Rider                       23    71   122    260
with SDBR and GEE Rider              25    77   132    281
with PDBR and GEE Rider              27    82   139    296
------------------------------------------------------------

------------------------------------------------------------
Variable Account                    1 yr  3 yr  5 yr   10 yr
------------------------------------------------------------
High Yield Bond
without any Rider                    23    71   122    261
with SDBR                            25    77   132    281
with PDBR                            27    82   140    296
with GEE Rider                       26    79   135    286
with SDBR and GEE Rider              28    85   145    306
with PDBR and GEE Rider              29    89   152    321
------------------------------------------------------------
Large-Cap Value
without any Rider                    26    79   135    288
with SDBR                            28    85   145    308
with PDBR                            29    90   153    322
with GEE Rider                       28    87   148    313
with SDBR and GEE Rider              30    93   158    332
with PDBR and GEE Rider              32    97   165    346
------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Earnings Enhancement (GEE) Charge (Optional Rider)

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge ("GEE Charge") for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.


Any portion of the GEE Charge we deduct from a Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Earnings Enhancement (GEE) Rider (Optional)

You may purchase the GEE Rider (subject to state availability) on the Contract Date or on the first Contract Anniversary. If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.
You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown on your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;

(b)  the date a death benefit becomes payable under the Contract;

(c) the date the Contract is terminated in accordance with the provisions of the Contract; or

(d)  the Annuity Date.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Death Benefits:

Optional Guaranteed Earnings Enhancement (GEE) Rider

If you purchase the GEE Rider (subject to state availability), a Guaranteed Earnings Enhancement amount ("GEE Amount") is added to your Contract as follows:

GEE Amount - The GEE Amount is calculated as follows:

  (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

       (a) 40% of Earnings; or

       (b) 40% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

  (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

       (a) 25% of Earnings; or

       (b) 25% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

  (1) Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

(2) Remaining Purchase Payments is defined as (a) or (b) below:

       (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

           (1) the Initial Purchase Payment; plus

           (2) any additional Purchase Payments added; minus

           (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

           Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

       (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

           (1) the Contract Value on the Effective Date; plus

           (2) any additional Purchase Payments added since the Effective Date of the Rider; minus

           (3) the amount that each withdrawal taken after the Effective Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

           Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.


Form No. POSGEE0301

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  (1) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract/2/

                             (2) Form of Individual Flexible Premium Deferred
                                 Variable Annuity Contract (Form No. 10-13100)

                        (b)  Qualified Plan Loan Endorsement/1/


                        (c)  Qualified Pension Plan Rider/1/

                        (d) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-13300)/10/

                        (e)  Section 457 Plan Rider/1/

                        (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (g)  Qualified Plan Loan Endorsement/1/

                        (h) Individual Retirement Annuity Rider (Form No. 20-13900)/9/

                        (i) Roth Individual Retirement Annuity Rider (Form No. R-R IRA 198)/5/

                        (j) Simple Individual Retirement Annuity Rider (Form No. 20-13400)/9/

                        (k) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)/10/

                        (l)  Stepped-Up Death Benefit Rider
                             (Form No. 20-13500)/10/
                        (m)  Premier Death Benefit Rider (Form No. 20-13600)/10/

                        (n) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)

                   5.   (a)  (1) Variable Annuity Application (Form No.
                                 25-12310)/9/

                             (2) Variable Annuity Application (Form No.
                                 25-13100)/10/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                        (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/7/

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/8/

                   11.  Not applicable

                   12.  Not applicable

                   13.  (1) Performance Calculations/8/

                        (2) Performance Calculations/10/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

/10/ Included in Registrant's Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                   Positions and Offices
Name and Address     with Pacific Life
Thomas C. Sutton    Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer    Director and President

Khanh T. Tran       Director, Executive Vice President and Chief Financial
                    Officer

David R. Carmichael Director, Senior Vice President and General Counsel

Audrey L. Milfs     Director, Vice President and Corporate Secretary

Edward R. Byrd      Vice President and Controller

Brian D. Klemens    Vice President and Treasurer

Gerald W. Robinson  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 5,484 Qualified

          Approximately 11,467 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 2nd day of March, 2001.

                              SEPARATE ACCOUNT A
                                   (Registrant)
                              By:  PACIFIC LIFE INSURANCE COMPANY

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

                              By:  PACIFIC LIFE INSURANCE COMPANY
                                   (Depositor)

                              By:  __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                      Date

____________________      Director, Chairman of the Board      March 2, 2001
Thomas C. Sutton*         and Chief Executive Officer

____________________      Director and President               March 2, 2001
Glenn S. Schafer*

____________________      Director, Executive Vice President   March 2, 2001
Khanh T. Tran*            and Chief Financial Officer

____________________      Director, Senior Vice President      March 2, 2001
David R. Carmichael*      and General Counsel

____________________      Director, Vice President and         March 2, 2001
Audrey L. Milfs*          Corporate Secretary

____________________      Vice President and Controller        March 2, 2001
Edward R. Byrd*

____________________      Vice President and Treasurer         March 2, 2001
Brian D. Klemens*

____________________      Executive Vice President             March 2, 2001
Gerald W. Robinson*

*By:  ____________________________                             March 2, 2001
      David R. Carmichael
      as attorney-in-fact


(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88458, Accession No. 0001017062-00-000581, as Exhibit 15.)